NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF NOTES PAYABLE

The following table provides a summary of the Company’s outstanding debt as of March 31, 2021:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$29,904	$-	$129,904
2018 convertible notes	3,500,000	814,208	(630,852)	3,683,356
2020 promissory notes	100,000	4,194	-	104,194
2020 convertible notes	700,000	46,986	(137,888)	609,098
2021 promissory notes	300,000	1,250	-	301,250
2021 convertible notes	50,000	835	(2,813)	48,022
Total	$4,750,000	$897,377	$(771,553)	$4,875,824

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table provides a summary of the Company’s outstanding debt as of December 31, 2020:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$28,671	$-	$128,671
2018 convertible notes	3,500,000	727,905	(783,124)	3,444,781
2020 promissory notes	100,000	1,694	-	101,694
2020 convertible notes	700,000	29,726	(159,790)	569,936
Total	$4,400,000	$787,996	$(942,914)	$4,245,082

The following table provides a summary of the Company’s outstanding debt as of December 31, 2020:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$28,671	$-	$128,671
2018 convertible notes	3,500,000	727,905	(783,124)	3,444,781
2020 promissory notes	100,000	1,694	-	101,694
2020 convertible notes	700,000	29,726	(159,790)	569,936
Total	$4,400,000	$787,996	$(942,914)	$4,245,082

The following table provides a summary of the Company’s outstanding debt as of December 31, 2019:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$23,658	$-	$123,658
2018 convertible notes	3,200,000	382,452	(1,084,703)	2,497,749
Total	$3,300,000	$406,110	$(1,084,703)	$2,621,407